INCOME TAXES - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 01, 2026	Apr. 11, 2021	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income					12.00%	12.00%	12.00%
Expected increase (decrease) in net income attributable to the parent if taxes on casino gaming profits have been paid					$ 109,111	$ 92,463	$ 75,190
Income tax expense (benefit)					$ 21,650	$ 20,525	$ 19,899
Effective tax rate, Percent					1.90%	(340.37%)	(3.34%)
Valuation allowances				$ 472,493	$ 472,493	$ 477,834
Adjusted operating tax losses carried forwards, expired					532,028
Aggregate undistributed earnings of foreign subsidiaries				745,397	745,397	745,397
Provision related to tax withholding for dividends					0
Deferred income tax liability, undistributed earnings				89,448	89,448	89,448
Unrecognized tax benefits that would impact effective tax rate				21,865	21,865	$ 33,449
Operating Tax Loss Carry Forwards With Expiry Dates [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards				1,172,790	1,172,790
Operating Tax Loss Carry Forwards With No Expiry Date [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards				$ 29,249	$ 29,249
Diluted [Member]
Schedule of Income Taxes [Line Items]
Expected increase in loss per share if taxes on casino gaming profits have been paid					$ 0.091	$ 0.071	$ 0.057
Philippine Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Income tax expense (benefit)					$ 28	$ 0	$ 4
Statute of limitation for tax return					3 years
Philippine Corporate Income Tax [Member] | July 1, 2020 until June 30, 2023 [Member] | Minimum [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income		1.00%
Philippine Corporate Income Tax [Member] | Before July 1, 2020 [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income		30.00%
Philippine Corporate Income Tax [Member] | Before July 1, 2020 [Member] | Minimum [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income		2.00%
Philippine Corporate Income Tax [Member] | After July 1, 2020 [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income		25.00%
Payments in lieu of Macau Complementary Tax on dividends [Member]
Schedule of Income Taxes [Line Items]
Income tax expense (benefit)					$ 7,843	$ 7,021	$ 5,650
Hong Kong Profits Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income					16.50%	16.50%	16.50%
Income tax expense (benefit)					$ 190	$ 185	$ 11,613
Statute of limitation for tax return					6 years
Cyprus Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	15.00%				12.50%	12.50%	12.50%
Statute of limitation for tax return					6 years
Tax Authority Macau Complementary Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income					12.00%	12.00%	12.00%
Income tax expense (benefit)					$ 7,665	$ 7,773	$ 0
Statute of limitation for tax return					5 years
Sri Lanka Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income			40.00%	45.00%
Statute of limitation for tax return					2 years 6 months
Effective income tax rate on other sources				30.00%	30.00%